Statement of Financial Position (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	€ 7,041	€ 4,900
Current portion of net trade accounts and notes receivable	11,148	13,273
Other receivables	842	720
Inventories	4,263	3,920
Deferred tax assets	32	26
Other assets, current portion	367	621
Short-term investment	1,036	1,572
Total current assets	24,729	25,032
Noncurrent Assets
Property and equipment, net	2,035	2,534
Intangible assets, net	71	68
Goodwill	2,412	2,412
Deposits and other non-current assets	396	484
Net Trade accounts and notes receivable, non current	801	1,708
Total assets	30,444	32,238
Current liabilities
Trade accounts and notes payable	6,336	6,295
Deferred revenues, current portion	885	418
Social security and other payroll withholdings taxes	729	767
Employee absences compensation	473	444
Income taxes payable	12	31
Other accrued liabilities	1,928	1,988
Short-term borrowings	2,095	1,700
Current portion of capital lease obligations	459	557
Current portion of long-term debt	207	238
Convertible debentures carried at fair value	7,085
Financial instruments carried at fair value	0	195
Total current liabilities	13,124	19,717
Deferred revenues, non current	79	258
Capital lease obligations, non current	494	695
Non Convertible debentures	4,416	0
Convertible debentures carried at fair value	0	7,085
Financial instruments carried at fair value	1,754	0
Long-term debt, non current	415	720
Other long-term liabilities	1,999	2,135
Total liabilities	22,282	23,525
Shareholders' equity
Common stock, € 0.13 par value; 18,753,757 shares issued and 18,372,229 shares outstanding; 13,726,532 shares issued and 13,345,004 shares outstanding; at December 31, 2012 and 2011, respectively	2,438	1,784
Additional paid-in capital	45,791	39,784
Retained earnings	(35,569)	(28,093)
Cumulative other comprehensive loss	(3,327)	(3,590)
Treasury stock, at cost; 381,528 at December 31, 2012 and 2011, respectively	(1,172)	(1,172)
Total shareholders' equity	8,161	8,714
Total liabilities and shareholders' equity	€ 30,444	€ 32,238